FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-22796

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Merrimack Street Trust

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

MARGARET CAREY, SECRETARY AND CHIEF LEGAL OFFICER, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 8/31

DATE OF REPORTING PERIOD: 07/01/2022 - 06/30/2023

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Merrimack Street Trust

BY: /s/ LAURA M. DEL PRATO*
LAURA M. DEL PRATO, TREASURER
DATE: 08/10/2023 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2021 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY CORPORATE BOND ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENT GRADE BOND ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENT GRADE SECURITIZED ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY LIMITED TERM BOND ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY LOW DURATION BOND FACTOR ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE CORE PLUS BOND ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

APTIV PLC MEETING DATE: APR 26, 2023
TICKER: APTV SECURITY ID: G6095L109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Kevin P. Clark	Management	For	For
1b	Elect Director Richard L. (Rick) Clemmer	Management	For	For
1c	Elect Director Nancy E. Cooper	Management	For	For
1d	Elect Director Joseph L. (Jay) Hooley	Management	For	For
1e	Elect Director Merit E. Janow	Management	For	For
1f	Elect Director Sean O. Mahoney	Management	For	For
1g	Elect Director Paul M. Meister	Management	For	For
1h	Elect Director Robert K. (Kelly) Ortberg	Management	For	For
1i	Elect Director Colin J. Parris	Management	For	For
1j	Elect Director Ana G. Pinczuk	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

CANO HEALTH, INC. MEETING DATE: JUN 15, 2023
TICKER: CANO SECURITY ID: 13781Y103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
Management Proxy (White Proxy Card)
1.1	Elect Director Alan Muney	Management	For	Did Not Vote
1.2	Elect Director Kim M. Rivera	Management	For	Did Not Vote
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Did Not Vote
3	Approve Reverse Stock Split	Management	For	Did Not Vote
4	Ratify Ernst & Young LLP as Auditors	Management	For	Did Not Vote
Proposal No	Proposal	Proposed By	Dissident Recommendation	Vote Cast
Dissident Proxy (Green Proxy Card)
1.1	Management Nominee Alan Muney	Shareholder	Withhold	Withhold
1.2	Management Nominee Kim M. Rivera	Shareholder	Withhold	Withhold
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	None	For
3	Approve Reverse Stock Split	Management	None	For
4	Ratify Ernst & Young LLP as Auditors	Management	None	For

CHARTER COMMUNICATIONS, INC. MEETING DATE: APR 25, 2023
TICKER: CHTR SECURITY ID: 16119P108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director W. Lance Conn	Management	For	For
1b	Elect Director Kim C. Goodman	Management	For	For
1c	Elect Director Craig A. Jacobson	Management	For	Against
1d	Elect Director Gregory B. Maffei	Management	For	For
1e	Elect Director John D. Markley, Jr.	Management	For	Against
1f	Elect Director David C. Merritt	Management	For	For
1g	Elect Director James E. Meyer	Management	For	Against
1h	Elect Director Steven A. Miron	Management	For	For
1i	Elect Director Balan Nair	Management	For	For
1j	Elect Director Michael A. Newhouse	Management	For	Against
1k	Elect Director Mauricio Ramos	Management	For	For
1l	Elect Director Thomas M. Rutledge	Management	For	For
1m	Elect Director Eric L. Zinterhofer	Management	For	Against
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	Three Years	One Year
4	Ratify KPMG LLP as Auditors	Management	For	For
5	Report on Lobbying Payments and Policy	Shareholder	Against	Against

DENBURY INC. MEETING DATE: JUN 01, 2023
TICKER: DEN SECURITY ID: 24790A101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Kevin O. Meyers	Management	For	For
1b	Elect Director Anthony M. Abate	Management	For	For
1c	Elect Director Caroline G. Angoorly	Management	For	For
1d	Elect Director James N. Chapman	Management	For	For
1e	Elect Director Christian S. Kendall	Management	For	For
1f	Elect Director Lynn A. Peterson	Management	For	For
1g	Elect Director Brett R. Wiggs	Management	For	For
1h	Elect Director Cindy A. Yeilding	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

EQT CORPORATION MEETING DATE: APR 19, 2023
TICKER: EQT SECURITY ID: 26884L109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Lydia I. Beebe	Management	For	For
1.2	Elect Director Lee M. Canaan	Management	For	For
1.3	Elect Director Janet L. Carrig	Management	For	For
1.4	Elect Director Frank C. Hu	Management	For	For
1.5	Elect Director Kathryn J. Jackson	Management	For	For
1.6	Elect Director John F. McCartney	Management	For	For
1.7	Elect Director James T. McManus, II	Management	For	For
1.8	Elect Director Anita M. Powers	Management	For	For
1.9	Elect Director Daniel J. Rice, IV	Management	For	For
1.10	Elect Director Toby Z. Rice	Management	For	For
1.11	Elect Director Hallie A. Vanderhider	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify Ernst & Young LLP as Auditors	Management	For	For

NEW FORTRESS ENERGY INC. MEETING DATE: MAY 22, 2023
TICKER: NFE SECURITY ID: 644393100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John J. Mack	Management	For	For
1.2	Elect Director Katherine E. Wanner	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For

REGAL REXNORD CORPORATION MEETING DATE: APR 25, 2023
TICKER: RRX SECURITY ID: 758750103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Jan A. Bertsch	Management	For	For
1b	Elect Director Stephen M. Burt	Management	For	For
1c	Elect Director Anesa T. Chaibi	Management	For	For
1d	Elect Director Theodore D. Crandall	Management	For	For
1e	Elect Director Michael P. Doss	Management	For	For
1f	Elect Director Michael F. Hilton	Management	For	For
1g	Elect Director Louis V. Pinkham	Management	For	For
1h	Elect Director Rakesh Sachdev	Management	For	For
1i	Elect Director Curtis W. Stoelting	Management	For	For
1j	Elect Director Robin A. Walker-Lee	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify Deloitte & Touche LLP as Auditors	Management	For	For
5	Approve Omnibus Stock Plan	Management	For	For

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE LOW DURATION BOND ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY TACTICAL BOND ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY TOTAL BOND ETF
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

CALIFORNIA RESOURCES CORPORATION MEETING DATE: APR 28, 2023
TICKER: CRC SECURITY ID: 13057Q305
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Andrew B. Bremner	Management	For	For
1.2	Elect Director Tiffany (TJ) Thom Cepak	Management	For	For
1.3	Elect Director James N. Chapman	Management	For	For
1.4	Elect Director Francisco J. Leon	Management	For	For
1.5	Elect Director Mark A. (Mac) McFarland	Management	For	For
1.6	Elect Director Nicole Neeman Brady	Management	For	For
1.7	Elect Director Julio M. Quintana	Management	For	For
1.8	Elect Director William B. Roby	Management	For	For
1.9	Elect Director Alejandra (Ale) Veltmann	Management	For	For
2	Ratify KPMG LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Amend Certificate of Incorporation to Allow Exculpation of Officers	Management	For	For

DENBURY INC. MEETING DATE: JUN 01, 2023
TICKER: DEN SECURITY ID: 24790A101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Kevin O. Meyers	Management	For	For
1b	Elect Director Anthony M. Abate	Management	For	For
1c	Elect Director Caroline G. Angoorly	Management	For	For
1d	Elect Director James N. Chapman	Management	For	For
1e	Elect Director Christian S. Kendall	Management	For	For
1f	Elect Director Lynn A. Peterson	Management	For	For
1g	Elect Director Brett R. Wiggs	Management	For	For
1h	Elect Director Cindy A. Yeilding	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

EQT CORPORATION MEETING DATE: APR 19, 2023
TICKER: EQT SECURITY ID: 26884L109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Lydia I. Beebe	Management	For	For
1.2	Elect Director Lee M. Canaan	Management	For	For
1.3	Elect Director Janet L. Carrig	Management	For	For
1.4	Elect Director Frank C. Hu	Management	For	For
1.5	Elect Director Kathryn J. Jackson	Management	For	For
1.6	Elect Director John F. McCartney	Management	For	For
1.7	Elect Director James T. McManus, II	Management	For	For
1.8	Elect Director Anita M. Powers	Management	For	For
1.9	Elect Director Daniel J. Rice, IV	Management	For	For
1.10	Elect Director Toby Z. Rice	Management	For	For
1.11	Elect Director Hallie A. Vanderhider	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify Ernst & Young LLP as Auditors	Management	For	For

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust	Fidelity Merrimack Street Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Lisa Goulemas my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2021.

WITNESS my hand on this 1st day of June 2021.

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer